EXPLORATION AND EVALUATION ASSETS - Ontario Projects (Details) - CAD ($)			12 Months Ended
	Aug. 08, 2024	Jul. 29, 2024	Dec. 31, 2023
EXPLORATION AND EVALUATION ASSETS
Gain on sale of exploration and evaluation assets			$ 4,217,935
Fair value of shares received as non-cash consideration on sale of project			4,657,482
Professional fees	$ 63,620
Disposal of exploration and evaluation assets			264,000
Net smelter return ("NSR") royalties (as a percent)		1.60%
Impairment of exploration and evaluation assets			8,000
Ontario
EXPLORATION AND EVALUATION ASSETS
Disposal of exploration and evaluation assets			264,000
Impairment of exploration and evaluation assets			8,000
Lucky Strike project in Kirkland Lake, Ontario
EXPLORATION AND EVALUATION ASSETS
Gain on sale of exploration and evaluation assets			4,217,935
Professional fees			175,547
Disposal of exploration and evaluation assets			264,000
Impairment of exploration and evaluation assets			8,000
Lucky Strike project in Kirkland Lake, Ontario | Kirkland Lake Discoveries Corp
EXPLORATION AND EVALUATION ASSETS
Fair value of shares received as non-cash consideration on sale of project			$ 4,657,482
Total non-cash consideration (in shares)			28,612,500
Consideration in net smelter return royalty (as a percent)			1.00%